Equity securities, at cost (Details Narrative)			12 Months Ended
	Apr. 08, 2019 USD ($)	Oct. 05, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Apr. 08, 2021 USD ($)	Apr. 08, 2021 EUR (€)	Sep. 27, 2018 USD ($) $ / shares
the "Tarmin Warrant"
Schedule of Equity Method Investments [Line Items]
Ownership interest, percent								22.00%
Warrant, exercise price | $ / shares								$ 0.01
Nominal value, per share | $ / shares								$ 0.0001
Investment								$ 7,000,000
Payment for equity interest in Tarmin	$ 4,000,000	$ 3,000,000
Impairment loss			$ 7,000,000
"FOSSA"
Schedule of Equity Method Investments [Line Items]
Investment				$ 500,566	€ 440,000	$ 475,673	€ 440,000